Investments accounted for using the equity method - Disclosure of ownership percentage and carrying value of investments in joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Joint ventures	€ 5,635	€ 2,844
Finance companies in partnership with Santander Consumer Finance
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 1,896	€ 1,920
FCA Bank
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	0.00%
Joint ventures	€ 1,858	€ 0
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	37.90%	0.00%
Joint ventures	€ 727	€ 0
Finance companies in partnership with BNP Paribas Personal Finance
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 636	€ 578
Dongfeng Peugeot Citroën Auto Finance Company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	25.00%	25.00%
Joint ventures	€ 137	€ 114
GAC FIAT Chrysler Automobiles Co.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	0.00%
Joint ventures	€ 130	€ 0
Automotive Cells Company SE (ACC)
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Joint ventures	€ 89	€ 16
Others
Disclosure of joint ventures [line items]
Joint ventures	€ 162	€ 216